Shareholder Report, Line Graph (Details) 195698_F-m Compoundr High Yield Bond ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Aug. 11, 2025	Aug. 31, 2026
F/m Compoundr High Yield Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		F/m Compoundr High Yield Bond ETF
Accumulated Value	$ 10,000	$ 10,375
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	$ 10,240
Nasdaq Compoundr High-Yield Corporate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Compoundr High-Yield Corporate Bond Total Return Index
Accumulated Value	$ 10,000	$ 10,451